Property, Premises and Equipment (Details) - Schedule of depreciation and amortization - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of depreciation and amortization [Abstract]
Property, premises and equipment depreciation charge for the year	$ 2,315	$ 1,875	$ 1,907
Intangible assets amortization charge for the year (note 14)	1,248	737	49
Aircraft depreciation allocated to listing transaction deferred cost			(73)
Aircraft depreciation allocated to other expenses (note 24)	(750)	(632)	(595)
Total depreciation and amortization allocated to G&A (note 22)	$ 2,813	$ 1,980	$ 1,288